Subsequent Events - Additional Information (Details) - MXN ($)				12 Months Ended
	Feb. 21, 2025	Feb. 05, 2025	Jan. 29, 2025	Dec. 31, 2024	Apr. 30, 2025
Major Ordinary Share Transactions
Disclosure of non-adjusting events after reporting period [line items]
Increase in capital stock			$ 18,432,760,000	$ 11,248,071,000
Major Ordinary Share Transactions | Class A Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		21,000,000	343,348	2,222,705
Public offering price		$ 28.25
Option to purchase additional shares		3,150,000
Number of shares sold	23,338,431
Additional number of shares sold	2,338,431
Net proceeds received	$ 0
Damaged by Hurricane Otis
Disclosure of non-adjusting events after reporting period [line items]
Amount agreed to settle					$ 400,000